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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               --------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
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                 Suite 2400
                 -------------------------------
                 Los Angeles CA 90017
                 -------------------------------

Form 13F File Number:    28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marie Nastasi Arlt,
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Title:   Vice-President
         -------------------------------
Phone:   213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Marie Nastasi Arlt              Los Angeles         02/14/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


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                                    FORM 13-F


       Item 1:            Item 2:     Item 3:   Item 4:   Item 5:           Item 6:           Item 7:             Item 8:
                                                                       Investment Discr                     Voting Authority

                                                  FAIR   QUANTITY
       NAME OF            TITLE OF      CUSIP    MARKET  (UNITS)
       ISSUER              CLASS        NUMBER    VALUE          SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A) SHARED(B) OTHER(C)
------------------------------------------------------------------------------------------------------------------------------------
  American International
  Group, Inc.               Common    026874107   5,315   49,152   49,152                              49,152

  Amgen, Inc.               Common    031162100   2,583   43,008   43,008                              43,008

  America Online Inc.       Common    02364J104     796   10,496   10,496                              10,496

  Atlantic Richfield Co.    Common    048825103   3,034   35,072   35,072                              35,072

  Brunswick Corp.           Common    117043109   1,447   65,024   65,024                              65,024

  Bell Atlantic Corp.       Common    077853109   3,861   62,720   62,720                              62,720

  Bellsouth Corp.           Common    079860102   3,883   82,944   82,944                              82,944

  Bristol Myers Squibb Co.  Common    110122108   2,596   40,448   40,448                              40,448

  Anheuser-Busch Companies,
  Inc.                      Common    035229103   3,175   44,800   44,800                              44,800

  Computer Associates
  International             Common    204912109   2,560   36,608   36,608                              36,608

  CBS Corp.                 Common    12490K107     622    9,728    9,728                               9,728

  Cigna Corp.               Common    125509109   3,197   39,680   39,680                              39,680

  Chase Manhattan Corp.     Common    16161A108   3,500   45,056   45,056                              45,056

  Comcast Corp. -
  Special Cl A              Common    200300200   2,705   53,504   53,504                              53,504

  Cisco Systems, Inc.       Common    17275R102   1,783   16,640   16,640                              16,640


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                                    FORM 13-F


       Item 1:            Item 2:   Item 3:  Item 4:     Item 5:           Item 6:             Item 7:             Item 8:
                                                                       Investment Discr                      Voting Authority

                                                FAIR   QUANTITY
       NAME OF            TITLE OF   CUSIP     MARKET  (UNITS)
       ISSUER              CLASS    NUMBER      VALUE            SOLE(A)  SHARED(B)  OTHER(C)  MANAGERS  SOLE(A)  SHARED(B) OTHER(C)
------------------------------------------------------------------------------------------------------------------------------------
  Cummins Engine, Inc.     Common   231021106     519   10,752    10,752                                 10,752

  Delta Air Lines, Inc.    Common   247361108   1,849   37,120    37,120                                 37,120

  Dell Computer Corp.      Common   247025109   3,264   64,000    64,000                                 64,000

  Dun & Bradstreet         Common   26483B106     279    9,472     9,472                                  9,472

  Dow Chemical Co.         Common   260543103     376    2,816     2,816                                  2,816

  Electronic Data System
  Corp.                    Common   285661104   1,165   17,408    17,408                                 17,408

  Edison International     Common   281020107   1,502   57,344    57,344                                 57,344

  Ford Motor Co.           Common   345370100   3,562   66,816    66,816                                 66,816

  Freeport McMoran Copper
  and Gold                 Common   35671D857   1,612   76,288    76,288                                 76,288

  First Data Corp.         Common   319963104   1,477   29,952    29,952                                 29,952

  Sprint, Corp             Common   852061100   2,154   32,000    32,000                                 32,000

  Firstar Corp.            Common   33763V109   1,828   86,528    86,528                                 86,528

  Great Atlantic & Pacific
  Tea Co.                  Common   390064103   1,627   58,368    58,368                                 58,368

  General Electric Co.     Common   369604103   6,022   38,912    38,912                                 38,912

  General Mills, Inc.      Common   370334104     540   15,104    15,104                                 15,104

                                    FORM 13-F


       Item 1:            Item 2:   Item 3:   Item 4:  Item 5:           Item 6:            Item 7:                       Item 8:
                                                                 Investment Discr                                  Voting Authority

                                               FAIR  QUANTITY
       NAME OF            TITLE OF   CUSIP    MARKET  (UNITS)
       ISSUER              CLASS    NUMBER    VALUE            SOLE(A)  SHARED(B) OTHER(C)  MANAGERS  SOLE(A)  SHARED(B)  OTHER(C)
----------------------------------------------------------------------------------------------------------------------------------
  General Motors Corp.     Common   370442105  3,610   49,664   49,664                                49,664

  Georgia-Pacific Corp.    Common   373298108  1,598   31,488   31,488                                31,488

  G T E Corp.              Common   362320103    885   12,544   12,544                                12,544

  Honeywell International
  Inc. (New                Common   438516106    576    9,984    9,984                                 9,984

  Hewlett-Packard Co.      Common   428236103  4,077   35,840   35,840                                35,840

  International Business
  Machines C               Common   459200101  4,971   46,080   46,080                                46,080

  Intel Corp.              Common   458140100  5,816   70,656   70,656                                70,656

  Johnson & Johnson        Common   478160104  4,512   48,384   48,384                                48,384

  J.P. Morgan & Co.        Common   616880100  1,426   11,264   11,264                                11,264

  Coca-Cola Co.            Common   191216100  2,550   43,776   43,776                                43,776

  Lilly Eli & Co.          Common   532457108    715   10,752   10,752                                10,752

  Limited, Inc.            Common   532716107  2,883   66,560   66,560                                66,560

  Lucent Technologies, Inc.Common   549463107  4,147   55,296   55,296                                55,296

  Lexmark Intl Group Inc.  Common   529771107    463    5,120    5,120                                 5,120

  Merck & Co.              Common   589331107  2,030   30,208   30,208                                30,208



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                                    FORM 13-F


       Item 1:            Item 2:  Item 3:   Item 4:   Item 5:              Item 6:         Item 7:            Item 8:
                                                                       Investment Discr                   Voting Authority

                                                FAIR  QUANTITY
       NAME OF             TITLE OF   CUSIP    MARKET (UNITS)
       ISSUER                CLASS    NUMBER    VALUE            SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A) SHARED(B) OTHER(C)
--------------------------------------------------------------------------------------------------------------------------------
  Microsoft Corp.            Common  594918104  10,730   91,904   91,904                               91,904

  Micron Technology, Inc.    Common  595112103   1,752   22,528   22,528                               22,528

  INCO, Ltd.                 Common  453258402   2,882  122,624  122,624                              122,624

  Navistar Intl.             Common  63934E108     373    7,936    7,936                                7,936

  Novell                     Common  670006105   3,159   79,104   79,104                               79,104

  Owens Corning              Common  69073F103     643   33,280   33,280                               33,280

  Occidental Petroleum Corp. Common  674599105     437   20,224   20,224                               20,224

  Phillips Petroleum Co.     Common  718507106   1,516   32,256   32,256                               32,256

  Pitney Bowes               Common  724479100   1,509   31,232   31,232                               31,232

  Paccar, Inc.               Common  693718108   1,032   23,296   23,296                               23,296

  Sprint Corp (PCS Group)    Common  852061506     577    5,632    5,632                                5,632

  Pfizer, Inc.               Common  717081103   1,619   49,920   49,920                               49,920

  P N C Bank Corp.           Common  693475105   1,663   37,376   37,376                               37,376

  Providian Financial Corp.  Common  74406A102   1,515   16,640   16,640                               16,640

  Schwab Charles Corp.       Common  808513105     832   21,760   21,760                               21,760

                                    FORM 13-F


       Item 1:            Item 2:  Item 3:   Item 4:  Item 5:            Item 6:          Item 7:           Item 8:
                                                                     Investment Discr                   Voting Authority

                                                FAIR  QUANTITY
       NAME OF            TITLE OF    CUSIP    MARKET  (UNITS)
       ISSUER              CLASS     NUMBER     VALUE           SOLE(A)  SHARED(B) OTHER(C)  MANAGERS  SOLE(A) SHARED(B) OTHER(C)
---------------------------------------------------------------------------------------------------------------------------------
  Schering-Plough          Common   806605101   2,582   60,928   60,928                                60,928

  Tribune Co.              Common   896047107   1,804   32,768   32,768                                32,768

  Mediaone Group Inc.      Common   58440J104   2,497   32,512   32,512                                32,512

  Unilever N.V. - New      Common   904784709     460    8,448    8,448                                 8,448

  Union Pacific Resources
  Group                    Common   907834105     692   54,272   54,272                                54,272

  U S West, Inc.           Common   91273H101     442    6,144    6,144                                 6,144

  Viacom, Inc., Class B    Common   925524308     542    8,960    8,960                                 8,960

  MCI Worldcom, Inc.       Common   55268B106   1,915   36,096   36,096                                36,096

  Warner-Lambert Co.       Common   934488107     881   10,752   10,752                                10,752

  Wal-Mart Stores, Inc.    Common   931142103     655    9,472    9,472                                 9,472

  Exxon Mobil Corp.        Common   30231G102   1,774   22,016   22,016                                22,016

  Yahoo Inc.               Common   984332106   2,880    6,656    6,656                                 6,656
                                                -----
Total

                                                 156,456